Insurance Contracts and Private Pension - Summary of Main Insurance lines (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Group Accident Insurance [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Sales ratio	33.80%	35.10%	34.30%
Loss ratio	11.30%	6.80%	9.40%
Individual Accident [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Sales ratio	18.80%	18.80%	14.10%
Loss ratio	29.40%	24.10%	20.80%
Credit Life [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Sales ratio	24.20%	23.70%	20.40%
Loss ratio	22.30%	18.00%	18.30%
Random Events [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Sales ratio	23.50%	23.50%	20.30%
Loss ratio	34.30%	26.30%	17.10%
Multiple Peril [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Sales ratio	44.40%	46.40%	48.10%
Loss ratio	52.90%	60.20%	53.30%
Mortagage Insurance in Market Policies Credit Life Insurance [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Sales ratio	20.40%	20.00%	20.40%
Loss ratio	18.50%	17.30%	15.30%
Group life [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Sales ratio	24.00%	23.20%	15.10%
Loss ratio	41.00%	34.40%	33.20%